Administrative Expenses - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Administrative Expenses [Abstract]
Staff costs (see Note 9)	[1]	$ 6,578	$ 2,870
General and administrative costs		982	510
Fines and penalties		49	287
Bank charges		502	306
Fuel costs		147	25
Directors’ fees		248	263
Welfare costs		63	33
Stores		824	26
Travel	[2]	978	2,019
Audit fees		180	338
Legal fees	[2]	1,098	2,336
Loss on asset disposition			270
Insurance		420
Investor relations		897
Stock write-off			75
Consultancy fees	[2]	457	6,348
Recruitment		161
Filing fees		163
Administrative expenses		$ 13,747	$ 15,706

[1]	Included in staff costs for the six months ended June 30, 2026 is US$2.6m of one-time restructuring costs. These costs primarily relate to the Company's restructuring activities and are not expected to recur.
[2]	Consultancy, legal, and travel expenses of US$10.2m for the six months ended June 30, 2025 are not of a recurring nature and primarily relates to the Reorganization Transaction and the Business Combination, as described in Notes 1 & 4.